Shareholder Report, Holdings (Details)	Mar. 31, 2026
PGIM Quant Solutions Large-Cap Index Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Large-Cap Index Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Large-Cap Index Fund - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class I | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Large-Cap Index Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Securitized Credit Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Securitized Credit Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
PGIM Securitized Credit Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
PGIM Securitized Credit Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
PGIM Securitized Credit Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM Securitized Credit Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM Securitized Credit Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Securitized Credit Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Securitized Credit Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Securitized Credit Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
PGIM Securitized Credit Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
PGIM Securitized Credit Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
PGIM Securitized Credit Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM Securitized Credit Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM Securitized Credit Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Securitized Credit Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Securitized Credit Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Securitized Credit Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
PGIM Securitized Credit Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
PGIM Securitized Credit Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
PGIM Securitized Credit Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM Securitized Credit Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM Securitized Credit Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Securitized Credit Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Securitized Credit Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Securitized Credit Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
PGIM Securitized Credit Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
PGIM Securitized Credit Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
PGIM Securitized Credit Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM Securitized Credit Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM Securitized Credit Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Securitized Credit Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets